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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment                       [ ] Amendment Number :
                                                                     --------
This Amendment (Check only one.):             [ ] is a restatement
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Consolidated Investment Group LLC
Address:  18 Inverness Place East
          Englewood, CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Merage
Title:    Manager, Chief Executive Officer and President

Phone:    (303) 789-2664

Signature, Place, and Date of Signing:

   /s/ David Merage               Englewood, CO              October 24, 2012
---------------------         ---------------------        --------------------
       (Signature)                (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:    182,942
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------  --------- --------  ------------------------- ----------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF      CUSIP     VALUE   SHRS OR                    INVESTMENT  OTHER   ----------------------
        NAME OF ISSUER          CLASS                 (X1000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------  --------- -------- --------- ------  -------- ----------- -------- ---------  ------ ----
ALCOA INC                   COM            013817101      279    23,041   SH                 SOLE               23,041      0    0
BANK OF AMERICA CORPORATION COM            060505104    2,059   157,201   SH                 SOLE              157,201      0    0
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108    1,604   126,429   SH                 SOLE              126,429      0    0
BOEING CO                   COM            097023105    2,146    32,247   SH                 SOLE               32,247      0    0
CISCO SYS INC               COM            17275R102    2,464   112,530   SH                 SOLE              112,530      0    0
CITIGROUP INC               COM            172967101      700   178,948   SH                 SOLE              178,948      0    0
DELL INC                    COM            24702R101      447    34,480   SH                 SOLE               34,480      0    0
FEDEX CORP                  COM            31428X106    1,140    13,335   SH                 SOLE               13,335      0    0
FORD MTR CO DEL             COM PAR $0.01  345370860    1,357   110,902   SH                 SOLE              110,902      0    0
GENERAL ELECTRIC CO         COM            369604103    2,075   127,712   SH                 SOLE              127,712      0    0
GOLDMAN SACHS GROUP INC     COM            38141G104    1,295     8,960   SH                 SOLE                8,960      0    0
GOOGLE INC                  CL A           38259P508      954     1,815   SH                 SOLE                1,815      0    0
HOME DEPOT INC              COM            437076102    2,563    80,905   SH                 SOLE               80,905      0    0
ISHARES INC                 MSCI GERMAN    464286806    5,593   254,224   SH                 SOLE              254,224      0    0
ISHARES INC                 MSCI JAPAN     464286848    3,642   368,248   SH                 SOLE              368,248      0    0
ISHARES TR                  DJ OIL&GAS EXP 464288851      802    15,454   SH                 SOLE               15,454      0    0
ISHARES TR                  MSCI EAFE IDX  464287465   28,745   523,394   SH                 SOLE              523,394      0    0
ISHARES TR                  MSCI EMERG MKT 464287234      372     8,316   SH                 SOLE                8,316      0    0
ISHARES TR                  RUSSELL 1000   464287622    1,243    19,690   SH                 SOLE               19,690      0    0
ISHARES TR                  RUSSELL 2000   464287655      601     8,911   SH                 SOLE                8,911      0    0
ISHARES TR                  RUSSELL 3000   464287689    7,141   105,874   SH                 SOLE              105,874      0    0
ISHARES TR                  RUSSELL MCP GR 464287481      901    18,080   SH                 SOLE               18,080      0    0
ISHARES TR                  RUSSELL MIDCAP 464287499      717     7,938   SH                 SOLE                7,938      0    0
ISHARES TR                  S&P500 GRW     464287309    4,303    72,482   SH                 SOLE               72,482      0    0
JPMORGAN CHASE & CO         COM            46625H100      304     7,988   SH                 SOLE                7,988      0    0
LOWES COS INC               COM            548661107    1,204    54,032   SH                 SOLE               54,032      0    0
MGM RESORTS INTERNATIONAL   COM            552953101      946    83,834   SH                 SOLE               83,834      0    0
MICROSOFT CORP              COM            594918104      373    15,218   SH                 SOLE               15,218      0    0
NORDSTROM INC               COM            655664100    1,902    51,133   SH                 SOLE               51,133      0    0
NORFOLK SOUTHERN CORP       COM            655844108    1,881    31,600   SH                 SOLE               31,600      0    0
OCCIDENTAL PETE CORP DEL    COM            674599105      256     3,272   SH                 SOLE                3,272      0    0
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104   15,417   314,179   SH                 SOLE              314,179      0    0
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605    1,196    83,405   SH                 SOLE               83,405      0    0
SIX FLAGS ENTMT CORP NEW    COM            83001A102    2,450    55,722   SH                 SOLE               55,722      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   75,026   657,377   SH                 SOLE              657,377      0    0
STARBUCKS CORP              COM            855244109    4,393   171,940   SH                 SOLE              171,940      0    0
TOYOTA MOTOR CORP           SP ADR REP2COM 892331307    1,863    26,021   SH                 SOLE               26,021      0    0
UBS AG                      SHS NEW        H89231338      650    38,157   SH                 SOLE               38,157      0    0
ZIMMER HLDGS INC            COM            98956P102    1,938    37,031   SH                 SOLE               37,031      0    0
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